SHAREHOLDERS' EQUITY - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of Shares
Opening Balance (in shares)	218,489	897,409
Replacement options from Detour acquisition (in shares)	0	0
Exercised (in shares)	(182,168)	(670,767)
Expired (in shares)	(8,153)	(8,153)
Stock options outstanding, end of year (in shares)	218,237	218,489
Stock options exercisable, end of year (in shares)	218,237	218,489
Weighted Average Exercise Price
Weighted average exercise price, beginning of year (in CAD per share) | $ / shares	$ 4.44	$ 5.02
Weighted average exercise price, Exercised (in CAD per share) | $ / shares	26.52	5.21
Weighted average exercise price, Expired (in CAD per share) | $ / shares	5.61	5.72
Weighted average exercise price, end of year (in CAD per share) | $ / shares	12.64	4.44
Weighted average exercise price, Exercisable (in CAD per share) | $ / shares	$ 12.64	$ 4.44
Detour Gold Corporation
Number of Shares
Replacement options from Detour acquisition (in shares)	190,069	0
Weighted Average Exercise Price
Weighted average exercise price, Granted (in CAD per share) | $ / shares	$ 35.07	$ 0